Amount Due From/To Related Parties (Details) - Schedule of due from related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Amount Due From/To Related Parties (Details) - Schedule of due from related parties [Line Items]
Affiliated companies	$ 239,262	$ 601,437
(b) Due from related parties
Due from shareholders	239,262	1,666,909
Du – UAE [Member]
Amount Due From/To Related Parties (Details) - Schedule of due from related parties [Line Items]
Affiliated companies	32,234	339,767
Mobily – KSA [Member]
Amount Due From/To Related Parties (Details) - Schedule of due from related parties [Line Items]
Affiliated companies	$ 207,028	261,670
Elias Habib (shareholder) [Member]
(b) Due from related parties
Due from shareholders		65,472
Vistas Media Acquisition Group [Member]
(b) Due from related parties
Due from shareholders		$ 1,000,000